Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal, State and Foreign Tax
Beginning unrecognized tax balance	$ 1.4	$ 1.7
Increase prior period positions	0.2	0.1
Increase current period positions	0.1	0.2
Decrease prior period positions		(0.3)
Decrease current period positions		(0.1)
Statutes expiring	(0.2)	(0.2)
Ending unrecognized tax benefits	$ 1.5	$ 1.4